LIABILITIES AND DEBT (Tables)	12 Months Ended
Dec. 31, 2021
LIABILITIES AND DEBT
Schedule of accrued expenses and other liabilities

	December 31,
	2021	2020
Accrued expenses	$213,740	$92,074
Reserve for returns	33,933	5,229
Payroll related liabilities	1,204,665	843,704
Sales tax liability	268,723	196,410
Due to seller	396,320	—
Other liabilities	119,764	108,230
	$2,237,145	$1,245,646

Schedule of the Oasis and First Fire Notes

The following is a summary of the Oasis and FirstFire Notes for the year ended December 31, 2021:

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2020	$—	$—	$—
Issuance of Oasis note, net of issuance costs	5,265,000	(715,000)	4,550,000
Issuance of FirstFire First note, net of issuance costs	1,575,000	(315,000)	1,260,000
Issuance of Second FirstFire note, net of issuance costs	2,625,000	(530,000)	2,095,000
Derivative liability in connection with notes	—	(3,204,924)	(3,204,924)
Amortization of debt discount	—	801,538	801,538
Balance, December 31, 2021	$9,465,000	$(3,963,386)	$5,501,614